SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013
SUBSEQUENT EVENTS [Text Block]

NOTE 7 – SUBSEQUENT EVENTS:

a.

As a result of the issuance of 1,128,849 units described in Note 4b(5), the Loan and the Convertible Loan described in Note 5 in the aggregate amount of $370,772 (including principal and interest) outstanding as of March 3, 2014 due to Mediapark were converted on that date to 713,023 shares of common stock of the Company at a conversion rate of $0.52 per share and to 713,023 warrants to acquire additional shares of the Company’s common stock at an exercise price of $0.52 per share for a period of three years.

b.

On March 28, 2014, the Company filed a prospectus pursuant to Rule 424(b)(3), which is a part of a registration statement filed by the Company with the SEC. Under the prospectus, the selling stockholders identified in the prospectus may offer and sell up to 10,603,436 shares of the Company’s common stock, which will consist of: (i) up to 250,000 shares of common stock issued or to be issued to Kodiak as commitment shares pursuant to common stock purchase agreement dated December 13, 2013 (see Note 4a(4)) and up to 7,300,000 shares of common stock to be sold by Kodiak pursuant to the common stock purchase agreement; (ii) 1,526,718 shares of common stock issued to ATMI; and (iii) up to 1,526,718 shares of common stock that may be issued upon the exercise of warrants issued to ATMI. The 7,550,000 shares of common stock registered for resale by Kodiak represents 14% of the Company’s issued and outstanding shares of common stock as of March 5, 2014.

The selling stockholders may sell all or a portion of the shares being offered pursuant to the prospectus at fixed prices, at prevailing market prices at the time of sale, at varying prices or at negotiated prices.

c.

On April 3, 2014, the Company entered into a consulting agreement with Aspen Agency Limited, a Hong Kong corporation (“Aspen”), pursuant to which Aspen has agreed to provide investment banking, investor relations and business development services to the Company. In consideration for Aspen’s services, the Company has agreed to issue to Aspen 3,000,000 stock options to acquire shares of the Company’s common stock at an exercise price of $0.52 per share, for a period of three years. The options will be subject to vesting provisions as follows:

	1)	1,000,000 options (the “First Tranche”) will vest as of the date of execution of the agreement;
	2)	in the event Aspen exercises all 1,000,000 vested First Tranche options during the first 12 months of the agreement, the “Second Tranche” of 2,000,000 options will vest.

The term of the consulting agreement is from April 3, 2014 and will run for an indefinite period unless terminated by either party providing 30 days written notice.

NOTE 14 - SUBSEQUENT EVENTS

1.

During December 2013, the Company entered into a $3,000,000 common stock purchase agreement with Kodiak Capital Group, LLC, a Newport Beach-based institutional investor (" Kodiak "). The Company have agreed to file a registration statement with the U.S. Securities and Exchange Commission (“ SEC ”) covering the shares that may be issued to Kodiak under the terms of the common stock purchase agreement. After the SEC has declared the registration statement related to the transaction effective, the Company has the right at its sole discretion over a period of one year to sell up to $3,000,000 million of common stock under the terms set forth in the agreement. Proceeds from this transaction will be used to fund research and development and working capital. In December 2013, the Company issued to Kodiak 250,000 commitment shares.

2.

On December 6, 2013, the Company entered into a convertible loan agreement with Mediapark A.G., a Marshall Islands Company ("Mediapark"), pursuant to which Mediapark purchased an 8% unsecured convertible debenture (the “ Debenture ”) in the aggregate principal amount of $100,000. Interest is calculated semi-annually and is payable, along with the principal on or before December 6, 2014. According to the agreement, in the event the Company completes an equity financing prior to the Maturity Date for gross proceeds of $350,000 or more comprising Common Shares and/or warrants to purchase additional Common Shares, Mediapark will convert the Companies' Indebtedness into Common Shares and/or warrants on the same terms as the New Equity Financing. See also note 4 and note 14(4).

3.

On December 23, 2013, the President and Chief Executive Officer, Sav DiPasquale, resigned. On the same date, the Company appointed the Chairperson of the Board as Interim President and Chief Executive Officer of the Company until a replacement is named. As a result of his resignation all options that were not vested are forfeited. All vested options expire 90 days after the date of cessation of employment.

4.

In December 2013, the Company entered into a private placement agreement with new investors for up to $1,000,000 in value of units (“ Units ”) each consisting of one Common share (“ Share ”) and one share purchase warrant. Each warrant provides the investors the right to purchase one common share of the Company (a “ Warrant Share ”) for $0.52 for a term of three years. As of February 19, $445,000 was raised in connection with this agreement.